Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	¥ 2,434,864	¥ 2,862,771	¥ 2,678,659
Other revenues	19,383
Total sales of goods and real estate and services income	2,434,864	¥ 2,862,771	¥ 2,678,659
Sales of Goods
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	462,029
Real Estate Sales
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	134,136
Asset Management and Servicing
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	191,820
Automobile related services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	78,723
Facilities operation
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	104,005
Environment and energy services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	132,243
Real estate management and brokerage
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	103,062
Real estate contract work
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	82,217
Other
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	107,341
Sales of Goods and Real Estate and Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	1,395,576
Total sales of goods and real estate and services income	¥ 1,414,959